Allison Pristash State Street 1 Lincoln Street Mail Stop SFC 0805 Boston, MA 02111 Tel +1 617 662 7031 APristash@StateStreet.com

January 5, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares U.S. ETF Trust (the “Registrant”)

Securities Act File No. 333-179904

Investment Company Act File No. 811-22649

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated December 22, 2020 to the prospectus for the iShares Commodity Curve Carry Strategy ETF.

The purpose of this filing is to submit the 497 dated December 22, 2020 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Allison Pristash
Allison Pristash

cc: Benjamin Haskin, Esq.